DIVIDENDS - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands												9 Months Ended
	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	Apr. 30, 2024	Sep. 11, 2023	Aug. 08, 2023	Jul. 10, 2023	Jun. 12, 2023	May 09, 2023	Apr. 25, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 152,806,783	$ 146,118,828	$ 140,261,066	$ 65,000,000		$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 35,000,000		$ 600,448,858	$ 438,320,343
Closing Currency
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 164,704,664	$ 163,844,528	$ 164,474,793	$ 76,221,163		$ 38,625,143	$ 43,549,752	$ 48,968,054	$ 52,075,004	$ 154,486,921
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend					$ 65,000,000						$ 10,000,000
Dividend per share					$ 44.08						$ 6.78
Ordinary And Extraordinary Shareholders' Meeting | Closing Currency
Disclosure Of Dividends [Line Items]
Dividend					$ 86,417,341						$ 51,567,093
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend					386,635,827						75,000,000
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting | Closing Currency
Disclosure Of Dividends [Line Items]
Dividend					$ 514,031,401						$ 386,753,249